Offerings - Offering: 1	Aug. 05, 2026 USD ($)
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Maximum Aggregate Offering Price	$ 200,000,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-274012
Carry Forward Initial Effective Date	Aug. 16, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 22,783.83
Offering Note	Xenia Hotels & Resorts, Inc. (the "registrant") previously filed a prospectus supplement, dated August 16, 2023 (the "2023 Prospectus Supplement"), pursuant to the Registration Statement on Form S-3 (Registration No. 333-274012), filed with the Securities and Exchange Commission on August 16, 2023 (the "Prior Registration Statement"), relating to the offer and sale of shares of Common Stock of Xenia Hotels & Resorts, Inc. ("Common Stock") having an aggregate offering price of up to $200,000,000 under an "at-the-market" program. No shares of Common Stock have been sold under the 2023 Prospectus Supplement, and shares of common stock with a maximum aggregate offering price of $200,000,000 remain unsold (the "Carry Forward Securities"). Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include the Carry Forward Securities, and the registration fees totaling $22,783.83 that were previously paid on August 16, 2023 with respect to the Carry Forward Securities will continue to be applied to the Carry Forward Securities. Pursuant to Rule 415(a)(6), the offering of the Carry Forward Securities under the Prior Registration Statement was deemed terminated as of the effective date of the registrant's new registration statement on Form S-3 (File No. 333-297983), filed with the SEC on August 5, 2026. As a result, no additional filing fee is due.